Material Accounting Policies (Schedule of Estimated Useful LIves of Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2023
Buildings [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	15 years
Buildings [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	30 years
Technical equipment and machinery [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	5 years	[1]
Technical equipment and machinery [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	35 years	[1]
Dikes And Evaporating Ponds [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	20 years	[2]
Dikes And Evaporating Ponds [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	43 years	[2]
Other [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	3 years
Other [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	10 years

[1]	Mainly 35 years
[2]	Mainly 43 years